CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net income (loss) of the period	$ (254,659)	$ (424,221)	$ (1,450,338)	$ 647,177
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Foreign currency translation adjustment	2,265	342	4,075	(1,459)
Bad Debts			703,491	33,000
Stock based compensation	0	100,000	197,500
Amortization on discount of convertible notes	5,887	0	4,417
Amortization of debt issue cost	4,882	0
Change in assets and liabilities:
Accounts receivable (increase) decrease	0	1,027,762	1,143,728	(1,097,153)
Prepayments (increase) decrease	1,436	(49,316)	(1,436)
Other receivables (increase) decrease	60,064	(121,713)	(132,513)	(138,280)
Advance to director (increase) decrease	0	(245,365)	(248,365)	(115,361)
Other current assets (increase) decrease	(306)	0	(7,060)
Accounts payable increase (decrease)	(456)	(858,231)	(938,287)	936,861
Accrued expenses increase (decrease)	116,537	96,178	141,703	67,280
Other payables increase (decrease)	15,223	2,486	1,554	2,648
Income tax payables increase (decrease)	(16)	7	(110,928)	121,609
Net cash provided by (used in) operating activities	(49,143)	(472,072)	(692,460)	456,322
Financing Activities
Loans from related parties	45,485	0	27,150	9,656
Repayment of loans from related parties	0	(4,776)
Proceeds from issuance of convertible notes			171,500
Net cash provided by financing activities	45,485	(4,776)	198,650	9,656
Net increaase (decrease) in cash and equivalents	(3,658)	(476,849)	(493,810)	466,030
Cash and equivalents at beginning of the period	26,962	520,772	520,772	54,742
Cash and equivalents at end of the period	23,304	43,923	$ 26,962	$ 520,772
Supplemental cash flow information:
Interest paid	0	0
Income taxes paid	$ 0	$ 0